UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

John R. Raitt Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/10

Date of reporting period:	6/30/10

Item 1. Schedule of Investments.

OAKMARK FUND

Schedule of Investments—June 30, 2010 (Unaudited)

Name	Shares Held	Value
Common Stocks—92.8%

Advertising—1.4%
Omnicom Group, Inc.	1,316,254	$45,147,512

Aerospace & Defense—1.9%
The Boeing Co.	975,000	61,181,250

Air Freight & Logistics—0.8%
FedEx Corp.	390,000	27,342,900

Asset Management & Custody Banks—3.6%
Bank of New York Mellon Corp.	2,489,630	61,468,965
State Street Corp.	1,660,000	56,141,200
		117,610,165
Broadcasting—1.4%
Discovery Communications, Inc., Class C (a)	1,500,140	46,399,330

Cable & Satellite—4.1%
Comcast Corp., Class A	4,320,000	70,977,600
DIRECTV, Class A (a)	1,799,155	61,027,338
		132,004,938
Catalog Retail—1.7%
Liberty Media Corp. - Interactive, Class A (a)	5,305,000	55,702,500

Communications Equipment—1.6%
Cisco Systems, Inc. (a)	2,450,000	52,209,500

Computer & Electronics Retail—1.9%
Best Buy Co., Inc.	1,860,000	62,979,600

Computer Hardware—5.2%
Apple, Inc. (a)	240,000	60,367,200
Hewlett-Packard Co.	1,370,000	59,293,600
Dell, Inc. (a)	4,020,000	48,481,200
		168,142,000
Consumer Finance—2.1%
Capital One Financial Corp.	1,694,800	68,300,440

Data Processing & Outsourced Services—3.9%
Automatic Data Processing, Inc.	1,275,000	51,331,500
Western Union Co.	2,690,000	40,107,900
MasterCard, Inc., Class A	170,000	33,920,100
		125,359,500
Department Stores—0.9%
Kohl’s Corp. (a)	611,900	29,065,250

Distillers & Vintners—1.7%
Diageo PLC (b)	896,000	56,215,040

Diversified Banks—1.7%
Wells Fargo & Co.	2,200,000	56,320,000

Name	Shares Held	Value
Common Stocks—92.8% (cont.)

Drug Retail—1.6%
Walgreen Co.	1,965,000	$52,465,500

Electronic Manufacturing Services—2.1%
Tyco Electronics, Ltd. (c)	2,729,500	69,274,710

Health Care Equipment—4.5%
Medtronic, Inc.	1,800,000	65,286,000
Covidien PLC (c)	1,240,000	49,823,200
Baxter International, Inc.	750,000	30,480,000
		145,589,200
Home Improvement Retail—1.8%
The Home Depot, Inc.	2,131,500	59,831,205

Housewares & Specialties—1.6%
Fortune Brands, Inc.	1,320,000	51,717,600

Hypermarkets & Super Centers—1.9%
Wal-Mart Stores, Inc.	1,270,000	61,048,900

Industrial Conglomerates—3.2%
Tyco International, Ltd. (c)	1,760,000	62,004,800
3M Co.	540,000	42,654,600
		104,659,400
Industrial Machinery—1.4%
Illinois Tool Works, Inc.	1,075,000	44,376,000

Integrated Oil & Gas—1.5%
Cenovus Energy, Inc. (c)	1,930,000	49,774,700

Internet Software & Services—1.7%
eBay, Inc. (a)	2,740,000	53,731,400

Motorcycle Manufacturers—1.4%
Harley-Davidson, Inc.	2,012,000	44,726,760

Movies & Entertainment—6.9%
Viacom, Inc., Class B	1,939,745	60,849,800
Time Warner, Inc.	1,942,566	56,159,583
The Walt Disney Co.	1,750,000	55,125,000
Liberty Media Holding Corp. - Capital, Class A (a)	1,220,836	51,165,237
		223,299,620
Oil & Gas Exploration & Production—1.1%
EnCana Corp. (c)	1,140,000	34,587,600

Other Diversified Financial Services—3.2%
JPMorgan Chase & Co.	1,430,000	52,352,300
Bank of America Corp.	3,471,000	49,878,270
		102,230,570

Name	Shares Held/ Par Value	Value
Common Stocks—92.8% (cont.)

Packaged Foods & Meats—1.5%
H.J. Heinz Co.	1,100,000	$47,542,000

Pharmaceuticals—7.2%
Bristol-Myers Squibb Co.	2,650,000	66,091,000
Johnson & Johnson	980,000	57,878,800
Merck & Co., Inc.	1,571,535	54,956,579
GlaxoSmithKline PLC (b)	1,565,000	53,225,650
		232,152,029
Property & Casualty Insurance—1.5%
Allstate Corp.	1,700,000	48,841,000

Restaurants—3.6%
Yum! Brands, Inc.	1,484,000	57,935,360
McDonald’s Corp.	869,000	57,241,030
		115,176,390
Semiconductor Equipment—1.9%
Applied Materials, Inc.	5,050,000	60,701,000

Semiconductors—4.3%
Intel Corp.	3,850,000	74,882,500
Texas Instruments, Inc.	2,750,000	64,020,000
		138,902,500
Specialized Consumer Services—1.5%
H&R Block, Inc.	3,128,600	49,087,734

Systems Software—3.5%
Oracle Corp.	2,850,000	61,161,000
Microsoft Corp.	2,250,000	51,772,500
		112,933,500

Total Common Stocks (Cost: $2,284,972,649)		$3,006,629,243

Short Term Investment—6.0%

Repurchase Agreement—6.0%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 6/30/2010 due 7/1/2010, repurchase price $192,837,527, collateralized by a Fannie Mae Discount Note, with a rate of 0.000%, with a maturity of 5/2/2011, and with a market value plus accrued interest of $33,045,613, and by a Federal Home Loan Bank Bond, with a rate of 0.540%, with a maturity of 5/24/2011, and with a market value plus accrued interest of $163,651,351 (Cost: $192,837,527)	$192,837,527	192,837,527

Total Short Term Investment (Cost: $192,837,527)		$192,837,527

Total Investments (Cost: $2,477,810,176)—98.8%	3,199,466,770
Other Assets In Excess of Liabilities—1.2%	39,418,695

Total Net Assets—100%	$3,238,885,465

(a)	Non income-producing security.
(b)	Represents a Sponsored American Depositary Receipt.
(c)	Represents a foreign domiciled corporation.

OAKMARK SELECT FUND

Schedule of Investments—June 30, 2010 (Unaudited)

Name	Shares Held	Value
Common Stocks—94.4%

Broadcasting—11.3%
Discovery Communications, Inc., Class C (a)	8,309,500	$257,012,835

Cable & Satellite—8.0%
Comcast Corp., Class A	5,950,000	97,758,500
DIRECTV, Class A (a)	2,497,949	84,730,430
		182,488,930
Catalog Retail—4.6%
Liberty Media Corp. - Interactive, Class A (a)	10,000,000	105,000,000

Computer & Electronics Retail—4.3%
Best Buy Co., Inc.	2,900,000	98,194,000

Computer Hardware—3.8%
Dell, Inc. (a)	7,113,000	85,782,780

Consumer Finance—4.3%
Capital One Financial Corp.	2,410,600	97,147,180

Data Processing & Outsourced Services—3.4%
Western Union Co.	5,165,400	77,016,114

Electronic Manufacturing Services—4.7%
Tyco Electronics, Ltd. (b)	4,267,838	108,317,729

Health Care Equipment—4.4%
Medtronic, Inc.	2,800,000	101,556,000

Independent Power Producers & Energy Traders—4.4%
Calpine Corp. (a)	7,854,600	99,910,512

Integrated Oil & Gas—4.4%
Cenovus Energy, Inc. (b)	3,924,800	101,220,592

Internet Software & Services—4.2%
eBay, Inc. (a)	4,900,000	96,089,000

Movies & Entertainment—3.7%
Time Warner, Inc.	2,960,666	85,592,854

Oil & Gas Exploration & Production—4.1%
Newfield Exploration Co. (a)	1,900,000	92,834,000

Other Diversified Financial Services—7.9%
JPMorgan Chase & Co.	2,494,000	91,305,340
Bank of America Corp.	6,195,100	89,023,587
		180,328,927
Pharmaceuticals—4.6%
Bristol-Myers Squibb Co.	4,210,200	105,002,388

Semiconductors—8.3%
Intel Corp.	5,047,000	98,164,150
Texas Instruments, Inc.	3,975,000	92,538,000
		190,702,150

Name	Shares Held/ Par Value	Value
Common Stocks—94.4% (cont.)

Specialized Consumer Services—4.0%
H&R Block, Inc.	5,769,600	$90,525,024

Total Common Stocks (Cost: $1,837,222,566)		$2,154,721,015

Short Term Investment—5.6%

Repurchase Agreement—5.6%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 6/30/2010 due 7/1/2010, repurchase price $126,196,705, collateralized by a Federal Home Loan Bank Bond, with a rate of 0.540%, with a maturity of 5/24/2011, and with a market value plus accrued interest of $15,689,304, and by a Federal National Mortgage Association Bond, with a rate of 2.000%, with a maturity of 12/16/2013, and with a market value plus accrued interest of $113,036,119 (Cost: $126,196,705)	$126,196,705	126,196,705

Total Short Term Investment (Cost: $126,196,705)		$126,196,705
Total Investments (Cost: $1,963,419,271)—100.0%		2,280,917,720
Other Assets In Excess of Liabilities—0.0%		1,066,821

Total Net Assets—100%		$2,281,984,541

(a)	Non income-producing security.
(b)	Represents a foreign domiciled corporation.

OAKMARK EQUITY AND INCOME FUND

Schedule of Investments—June 30, 2010 (Unaudited)

Name	Shares Held	Value
Common Stocks—58.3%

Aerospace & Defense—9.7%
General Dynamics Corp.	8,000,000	$468,480,000
L-3 Communications Holdings, Inc.	5,000,000	354,200,000
Rockwell Collins, Inc.	6,279,000	333,603,270
Goodrich Corp.	4,293,700	284,457,625
ITT Corp.	5,500,000	247,060,000
Teledyne Technologies, Inc. (a)	700,000	27,006,000
		1,714,806,895
Apparel Retail—1.8%
The TJX Cos., Inc.	6,000,000	251,700,000
Foot Locker, Inc.	5,200,000	65,624,000
		317,324,000
Application Software—0.2%
Mentor Graphics Corp. (a)	3,081,318	27,269,664

Broadcasting—1.6%
Scripps Networks Interactive, Inc., Class A	7,000,000	282,380,000

Communications Equipment—0.5%
Cisco Systems, Inc. (a)	4,000,000	85,240,000

Computer Hardware—0.2%
Diebold, Inc.	1,325,000	36,106,250

Construction Materials—0.9%
Martin Marietta Materials, Inc.	1,900,000	161,139,000

Data Processing & Outsourced Services—0.7%
Broadridge Financial Solutions, Inc.	6,750,000	128,587,500

Distillers & Vintners—2.1%
Diageo PLC (b)	6,000,000	376,440,000

Diversified Metals & Mining—1.0%
Walter Energy, Inc. (c)	3,000,000	182,550,000

Drug Retail—1.2%
CVS Caremark Corp.	7,100,000	208,172,000

Electrical Components & Equipment—1.0%
Rockwell Automation Inc.	3,609,600	177,195,264

Electronic Manufacturing Services—0.9%
Tyco Electronics, Ltd. (d)	6,500,000	164,970,000

Health Care Distributors—0.0%
PharMerica Corp. (a)	110,000	1,612,600

Health Care Equipment—8.2%
Covidien PLC (d)	13,175,000	529,371,500
Hospira, Inc. (a)	7,850,000	450,982,500
Varian Medical Systems, Inc. (a)	5,700,000	297,996,000

Name	Shares Held	Value
Common Stocks—58.3% (cont.)

Health Care Equipment—8.2% (cont.)
Steris Corp.	2,873,300	$89,302,164
Kinetic Concepts, Inc. (a)	2,000,000	73,020,000
		1,440,672,164
Health Care Services—2.6%
Laboratory Corp. of America Holdings (a)	4,935,000	371,852,250
Omnicare, Inc.	3,300,000	78,210,000
		450,062,250
Home Furnishings—1.0%
Mohawk Industries, Inc. (a)	3,420,000	156,499,200
Leggett & Platt, Inc.	1,327,656	26,632,780
		183,131,980
Home Improvement Retail—1.0%
The Home Depot, Inc.	6,425,500	180,363,785

Hypermarkets & Super Centers—0.9%
Costco Wholesale Corp.	3,000,000	164,490,000

Industrial Machinery—0.8%
Pentair, Inc.	4,200,000	135,240,000

Integrated Oil & Gas—3.1%
Cenovus Energy, Inc. (d)	21,100,000	544,169,000

Life Sciences Tools & Services—0.4%
PerkinElmer, Inc.	3,500,000	72,345,000

Marine—0.6%
Kirby Corp. (a) (c)	2,809,900	107,478,675

Oil & Gas Drilling—0.1%
Patterson-UTI Energy, Inc.	1,100,000	14,157,000

Oil & Gas Exploration & Production—4.6%
Apache Corp.	4,000,000	336,760,000
EnCana Corp. (d)	8,500,000	257,890,000
Concho Resources, Inc. (a)	4,000,000	221,320,000
		815,970,000
Packaged Foods & Meats—8.0%
Nestle SA (b) (e)	10,000,000	482,190,000
ConAgra Foods, Inc.	17,500,000	408,100,000
Unilever PLC (b)	10,100,000	269,973,000
Sara Lee Corp.	17,000,000	239,700,000
		1,399,963,000
Personal Products—0.3%
Avon Products, Inc.	2,000,000	53,000,000

Name	Shares Held/ Par Value		Value
Common Stocks—58.3% (cont.)

Real Estate Investment Trusts—0.1%
Walter Investment Management Corp. (c)	1,035,000		$16,922,250

Reinsurance—1.6%
PartnerRe, Ltd. (d)	3,900,000		273,546,000

Semiconductor Equipment—1.0%
Applied Materials, Inc.	14,500,000		174,290,000

Specialized Consumer Services—0.3%
Weight Watchers International, Inc.	1,780,000		45,728,200

Specialty Stores—0.5%
Tractor Supply Co.	1,367,300		83,364,281

Systems Software—1.4%
Microsoft Corp.	10,500,000		241,605,000

Total Common Stocks (Cost: $9,139,430,420)			$10,260,291,758

Fixed Income—33.6%

Corporate Bonds—0.3%

Paper Packaging—0.1%
Sealed Air Corp., 144A, 5.625%, due 7/15/2013 (f)		$18,740,000	19,603,839

Property & Casualty Insurance—0.1%
Fund American Cos., Inc., 5.875%, due 5/15/2013	10,000,000		10,476,880

Semiconductor Equipment—0.1%
ASML Holding NV, 5.75%, due 6/13/2017	EUR	9,660,000	12,145,965

Total Corporate Bonds (Cost: $35,565,384)			$42,226,684

Government and Agency Securities—33.3%

Australian Government Bonds—0.2%
Australia Government Bond, 5.75%, due 4/15/2012	AUD	50,000,000	43,024,375

Canadian Government Bonds—4.3%
Canadian Government Bond, 4.00%, due 6/1/2016	CAD	97,735,000	99,020,322
Canadian Government Bond, 3.00%, due 6/1/2014	CAD	98,870,000	95,843,206
Canadian Government Bond, 3.50%, due 6/1/2013	CAD	96,600,000	94,978,430
Canadian Government Bond, 2.00%, due 9/1/2012	CAD	100,000,000	94,844,770
Canadian Government Bond, 1.50%, due 3/1/2012	CAD	100,000,000	94,273,637
Canadian Government Bond, 1.25%, due 12/1/2011	CAD	100,000,000	94,040,675
Canadian Government Bond, 1.00%, due 9/1/2011	CAD	100,000,000	93,860,317
Canadian Government Bond, 1.25%, due 6/1/2011	CAD	98,870,000	93,095,966
			759,957,323
U.S. Government Agencies—2.8%
Federal Farm Credit Bank, 0.237%, due 2/22/2012 (g)		$93,700,000	93,514,568
Tennessee Valley Authority, 5.50%, due 7/18/2017	56,515,000		65,783,121

Name	Par Value	Value
Fixed Income—33.6% (cont.)

Government and Agency Securities—33.3% (cont.)

U.S. Government Agencies—2.8% (cont.)
Federal Farm Credit Bank, 3.875%, due 11/13/2012	$38,645,000	$41,289,130
Federal Home Loan Mortgage Corp., 0.75%, due 2/19/2013 (h)	22,500,000	22,500,157
Federal Home Loan Bank, 1.00%, due 3/15/2013 (h)	20,000,000	20,048,860
Federal National Mortgage Association, 1.00%, due 3/15/2013 (h)	20,000,000	20,037,480
Federal Home Loan Bank, 1.30%, due 1/25/2013 (h)	20,000,000	20,034,200
Federal National Mortgage Association, 1.00%, due 2/11/2013 (h)	18,500,000	18,542,938
Federal Farm Credit Bank, 4.50%, due 10/17/2012	15,215,000	16,453,790
Federal Farm Credit Bank, 5.125%, due 8/25/2016	14,130,000	16,214,881
Federal Home Loan Bank, 1.25%, due 3/30/2015 (h)	12,200,000	12,292,147
Tennessee Valley Authority, 4.375%, due 6/15/2015	9,660,000	10,664,833
Federal Farm Credit Bank, 3.85%, due 2/11/2015	9,415,000	10,198,055
Federal National Mortgage Association, 3.10%, due 8/18/2015	9,500,000	9,530,010
Federal National Mortgage Association, 1.00%, due 9/18/2012 (h)	9,500,000	9,519,418
Federal Farm Credit Bank, 5.28%, due 8/16/2013	7,245,000	8,121,196
Federal Farm Credit Bank, 5.20%, due 11/28/2016	5,650,000	6,528,914
Federal Home Loan Bank, 2.00%, due 12/24/2014 (h)	5,500,000	5,660,138
Federal Farm Credit Bank, 4.875%, due 12/16/2015	4,710,000	5,319,182
Federal Farm Credit Bank, 4.92%, due 8/26/2013	4,710,000	5,230,855
Federal National Mortgage Association, 1.50%, due 1/12/2015 (h)	5,000,000	5,024,830
Federal Home Loan Mortgage Corp., 1.25%, due 3/16/2015 (h)	4,800,000	4,827,379
Federal National Mortgage Association, 1.125%, due 12/30/2014 (h)	4,750,000	4,817,018
Federal Home Loan Bank, 2.00%, due 9/16/2015 (h)	4,700,000	4,769,142
Federal National Mortgage Association, 2.25%, due 12/15/2014 (h)	4,750,000	4,767,223
Federal Home Loan Mortgage Corp., 1.00%, due 3/15/2013 (h)	4,750,000	4,762,811
Federal National Mortgage Association, 2.00%, due 3/30/2016 (h)	4,700,000	4,761,504
Federal National Mortgage Association, 1.00%, due 3/15/2013 (h)	4,750,000	4,753,885
Federal National Mortgage Association, 1.50%, due 1/20/2015 (h)	4,750,000	4,752,133
Federal National Mortgage Association, 1.00%, due 9/30/2013 (h)	4,700,000	4,744,852
Federal Home Loan Bank, 1.375%, due 9/16/2013 (h)	4,700,000	4,744,594
Federal National Mortgage Association, 2.00%, due 3/26/2015 (h)	4,600,000	4,691,936
Federal National Mortgage Association, 1.25%, due 2/25/2015 (h)	4,650,000	4,669,028
Federal National Mortgage Association, 1.00%, due 3/15/2013 (h)	4,650,000	4,652,390
Federal National Mortgage Association, 1.25%, due 12/30/2014 (h)	4,500,000	4,545,882
Federal Farm Credit Bank, 4.82%, due 10/12/2012	2,345,000	2,552,078
		491,320,558
U.S. Government Notes—26.0%
United States Treasury Note, 0.75%, due 11/30/2011	750,000,000	752,812,500
United States Treasury Note, 1.375%, due 7/15/2018 , Inflation Indexed	505,465,000	523,866,959
United States Treasury Note, 2.875%, due 1/31/2013	483,005,000	508,815,821

Name		Par Value	Value
Fixed Income—33.6% (cont.)

Government and Agency Securities—33.3% (cont.)

U.S. Government Notes—26.0% (cont.)
United States Treasury Note, 1.125%, due 12/15/2012		$500,000,000	$504,101,500
United States Treasury Note, 0.875%, due 1/31/2012		500,000,000	502,656,000
United States Treasury Note, 1.125%, due 6/15/2013		500,000,000	501,990,000
United States Treasury Note, 3.25%, due 5/31/2016		250,000,000	265,547,000
United States Treasury Note, 1.375%, due 9/15/2012		250,000,000	253,808,500
United States Treasury Note, 1.375%, due 10/15/2012		250,000,000	253,711,000
United States Treasury Note, 1.50%, due 12/31/2013		250,000,000	252,109,500
United States Treasury Note, 1.00%, due 3/31/2012		250,000,000	251,895,000
			4,571,313,780

Total Government and Agency Securities (Cost: $5,732,325,552)			$5,865,616,036

Total Fixed Income (Cost: $5,767,890,936)			$5,907,842,720

Short Term Investments—7.4%

Canadian Treasury Bills—1.6%
Canadian Treasury Bills, 0.46% - 1.14%, due 7/8/2010 - 5/12/2011 (i) (Cost: $284,731,654)	CAD	300,000,000	$280,840,496

Commercial Paper—1.5%
Medtronic, Inc., 144A, 0.19%, due 7/13/2010 (f) (i)		$30,000,000	29,998,100
Microsoft Corp., 144A, 0.16% - 0.18%, due 7/15/2010 - 8/17/2010 (f) (i)		85,000,000	84,987,202
Procter & Gamble International Funding, 144A, 0.17% - 0.24%, due 7/8/2010 - 7/21/2010 (f) (i)		55,000,000	54,996,000
Toyota Motor Credit Corp., 0.33% - 0.40%, due 7/2/2010 - 7/22/2010 (i)		30,000,000	29,996,363
Wal-Mart Stores, Inc., 144A, 0.16%, due 7/1/2010 (f) (i)		25,000,000	24,999,889
Wellpoint, Inc., 144A, 0.31%, due 7/14/2010 - 7/27/2010 (f) (i)		35,000,000	34,993,971
Total Commercial Paper (Cost: $259,975,558)			259,971,525
U.S. Government Bills—2.8%
United States Treasury Bills, 0.25% - 0.41%, due 12/16/2010 - 5/5/2011 (i) (Cost: $498,840,683)		$500,000,000	499,243,250

Repurchase Agreement—1.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 6/30/2010 due 7/1/2010, repurchase price $268,275,198, collateralized by Fannie Mae Discount Notes, with rates of 0.000%, with maturities from 4/26/2011 - 5/2/2011, and with an aggregate market value plus accrued interest of $227,756,127, and by a Federal Home Loan Bank Discount Note, with a rate of 0.000%, with a maturity of 4/26/2011, and with a market value plus accrued interest of $45,885,000 (Cost: $268,275,198)		$268,275,198	268,275,198

Total Short Term Investments (Cost: $1,311,823,093)			$1,308,330,469

Total Investments (Cost: $16,219,144,449)—99.3%	17,476,464,947

Other Assets In Excess of Liabilities—0.7%	125,516,716

Total Net Assets—100%	$17,601,981,663

(a)	Non income-producing security.
(b)	Represents a Sponsored American Depositary Receipt.
(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(d)	Represents a foreign domiciled corporation.
(e)	Fair value is determined in good faith in accordance with procedures established by the Board of Trustees.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

(g)	Floating Rate Note. Rate shown is as of June 30, 2010.
(h)	Step-Coupon.
(i)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to abbreviations:

AUD: Australian Dollar

CAD: Canadian Dollar

EUR: Euro

The Oakmark Global Fund

Global Diversification—June 30, 2010 (Unaudited)

			% of
			Equity Investments

Europe 39.7%
		Switzerland	16.7%
	*	Germany	7.2%
	*	France	5.0%
	*	Ireland	2.9%
		United Kingdom	2.8%
		Sweden	2.0%
	*	Italy	1.9%
	*	Spain	1.2%
United States 37.2%
Asia 18.5%
		Japan	18.5%
Australasia 2.8%
		Australia	2.8%
Latin America 1.8%
		Mexico	1.8%

* Euro currency countries comprise 18.2% of equity investments.

OAKMARK GLOBAL FUND

Schedule of Investments—June 30, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—96.8%

Aerospace & Defense—1.2%
ITT Corp. (United States)	Designs & Manufactures a Variety of Engineered Products & Military Defense Systems	480,000	$21,561,600

Apparel, Accessories & Luxury Goods—4.5%
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	1,382,900	48,280,184
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	4,772,493	34,109,113
			82,389,297
Application Software—2.7%
SAP AG (Germany)	Develops Business Software	1,100,600	48,940,616

Asset Management & Custody Banks—3.1%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	1,944,800	55,451,274

Automobile Manufacturers—5.1%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	1,663,600	57,159,038
Daimler AG Registered (Germany) (a)	Automobile Manufacturer	689,200	34,863,497
			92,022,535
Biotechnology—1.5%
Genzyme Corp. (United States) (a)	Develops Medical Products	521,900	26,496,863

Broadcasting—5.2%
Discovery Communications, Inc., Class C (United States) (a)	Media Management & Network Services	1,550,150	47,946,140
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	3,544,100	46,175,753
			94,121,893
Building Products—1.9%
Assa Abloy AB, Series B (Sweden)	Develops, Designs & Manufactures Security Locks	1,754,200	35,062,807

Distillers & Vintners—2.8%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	3,177,600	49,913,472

Diversified Banks—1.1%
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	1,928,200	20,219,449

Diversified Capital Markets—5.6%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	1,568,200	58,959,984
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	3,180,020	42,128,289
			101,088,273

Name	Description	Shares Held	Value
Common Stocks—96.8% (cont.)

Electronic Components—1.3%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	1,044,500	$22,769,478

Electronic Manufacturing Services—2.4%
Tyco Electronics, Ltd. (Switzerland)	Manufactures Electronic Components	1,712,400	43,460,712

Health Care Equipment—2.8%
Covidien PLC (Ireland)	Health Care Equipment & Supplies	1,253,000	50,345,540

Health Care Services—7.1%
Laboratory Corp. of America Holdings (United States) (a)	Medical Laboratory & Testing Services	1,043,200	78,605,120
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	16,695,100	49,697,041
			128,302,161
Home Entertainment Software—3.6%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	3,569,700	65,753,288

Human Resource & Employment Services—2.5%
Adecco SA (Switzerland)	Temporary Employment Services	959,600	45,779,438

Industrial Conglomerates—2.3%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	742,700	42,420,867

Industrial Machinery—4.5%
Snap-On, Inc. (United States)	Tool & Equipment Manufacturer	2,017,000	82,515,470

Investment Banking & Brokerage—3.9%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	16,618,000	70,160,433

Movies & Entertainment—1.9%
Live Nation Entertainment, Inc. (United States) (a)	Live Events Producer, Operator, & Promoter	3,296,600	34,449,470

Office Electronics—4.5%
Neopost SA (France)	Mailroom Equipment Supplier	582,075	42,149,851
Canon, Inc. (Japan)	Computers & Information	1,083,400	40,377,719
			82,527,570
Oil & Gas Exploration & Production—1.9%
Apache Corp. (United States)	Oil & Natural Gas Exploration & Production	404,500	34,054,855

Packaged Foods & Meats—2.6%
Sara Lee Corp. (United States)	Manufactures & Markets Brand Name Products for Consumers Worldwide	3,328,000	46,924,800

Railroads—2.4%
Union Pacific Corp. (United States)	Rail Transportation Provider	634,000	44,069,340

Name	Description	Shares Held/ Par Value	Value
Common Stocks—96.8% (cont.)

Research & Consulting Services—3.0%
Equifax, Inc. (United States)	Information Management, Transaction Processing, Direct Marketing & Customer Relationship Management	1,522,400	$42,718,544
Meitec Corp. (Japan)	Software Engineering Services	664,000	11,964,990
			54,683,534
Semiconductor Equipment—1.9%
Applied Materials, Inc. (United States)	Develops, Manufactures, Markets & Services Semiconductor Wafer Fabrication Equipment	2,903,000	34,894,060

Semiconductors—6.1%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	939,600	56,422,162
Intel Corp. (United States)	Computer Component Manufacturer & Designer	2,815,600	54,763,420
			111,185,582
Soft Drinks—1.7%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) (b)	Beverage Company	734,501	31,693,718

Specialty Chemicals—1.8%
International Flavors & Fragrances, Inc. (United States)	Manufactures Flavors & Fragrance Products	772,000	32,748,240

Systems Software—3.9%
Oracle Corp. (United States)	Software Services	3,339,400	71,663,524

Total Common Stocks (Cost: $1,743,033,305)			$1,757,670,159

Short Term Investment—3.7%

Repurchase Agreement—3.7%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 6/30/2010 due 7/1/2010, repurchase price $67,556,394, collateralized by a Fannie Mae Discount Note, with a rate of 0.000%, with a maturity of 5/2/2011, and with a market value plus accrued interest of $68,910,613 (Cost: $67,556,394)		$67,556,394	67,556,394

Total Short Term Investment (Cost: $67,556,394)			$67,556,394
Total Investments (Cost: $1,810,589,699)—100.5%			1,825,226,553
Foreign Currencies (Cost: $571,053)—0.0%			571,990
Liabilities In Excess of Other Assets—(0.5)%			(9,546,061)

Total Net Assets—100%			$1,816,252,482

Securities of aggregate value of $978,758,743 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.

(b)	Represents a Sponsored American Depositary Receipt.

The Oakmark Global Select Fund

Global Diversification—June 30, 2010 (Unaudited)

			% of
			Equity Investments

United States 45.3%
Europe 31.7%
		Switzerland	15.6%
	*	Germany	5.5%
		United Kingdom	5.4%
	*	France	5.2%
Asia 17.8%
		Japan	17.8%
North America 5.2%
		Canada	5.2%

* Euro currency countries comprise 10.7% of equity investments.

OAKMARK GLOBAL SELECT FUND

Schedule of Investments—June 30, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.5%

Apparel, Accessories & Luxury Goods—4.7%
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	410,000	$14,314,032

Application Software—5.2%
SAP AG (Germany)	Develops Business Software	356,500	15,852,562

Automobile Manufacturers—6.5%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	572,000	19,653,144

Broadcasting—5.0%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	1,161,000	15,126,562

Cable & Satellite—4.9%
Comcast Corp., Class A (United States)	Cable Communication Networks Provider	910,000	14,951,300

Catalog Retail—4.1%
Liberty Media Corp. - Interactive, Class A (United States) (a)	Home & Internet Shopping Online Travel	1,200,000	12,600,000

Computer & Electronics Retail—4.4%
Best Buy Co., Inc. (United States)	Computer & Electronics Retailer	395,000	13,374,700

Computer Hardware—3.5%
Dell, Inc. (United States) (a)	Technology Products & Services	878,000	10,588,680

Consumer Finance—4.5%
Capital One Financial Corp. (United States)	Credit Card Products & Services Provider	340,000	13,702,000

Distillers & Vintners—5.2%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	1,000,000	15,707,915

Diversified Capital Markets—5.0%
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	1,138,000	15,076,004

Human Resource & Employment Services—5.3%
Adecco SA (Switzerland)	Temporary Employment Services	336,000	16,029,482

Integrated Oil & Gas—4.9%
Cenovus Energy, Inc. (Canada)	Integrated Oil Company	582,900	15,032,991

Internet Software & Services—3.7%
eBay, Inc. (United States) (a)	Online Trading Community & Secure Online Payment Services	570,000	11,177,700

Investment Banking & Brokerage—5.2%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	3,746,000	15,815,440

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.5% (cont.)

Other Diversified Financial Services—3.9%
Bank of America Corp. (United States)	Banking & Financial Services	826,500	$11,876,805

Pharmaceuticals—4.8%
Bristol-Myers Squibb Co. (United States)	Health & Personal Care	590,000	14,714,600

Semiconductors—14.7%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	269,000	16,153,216
Texas Instruments, Inc. (United States)	Designs & Supplies Digital Signal Processing & Analog Technologies	615,000	14,317,200
Intel Corp. (United States)	Computer Component Manufacturer & Designer	722,000	14,042,900
			44,513,316

Total Common Stocks (Cost: $310,928,264)			$290,107,233

Short Term Investment—4.0%

Repurchase Agreement—4.0%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 6/30/2010 due 7/1/2010, repurchase price $12,118,030, collateralized by a Fannie Mae Discount Note, with a rate of 0.000%, with a maturity of 4/26/2011, and with a market value plus accrued interest of $12,361,583 (Cost: $12,118,030)		$12,118,030	12,118,030

Total Short Term Investment (Cost: $12,118,030)			$12,118,030
Total Investments (Cost: $323,046,294)—99.5%			302,225,263
Foreign Currencies (Cost: $212,967)—0.1%			213,317
Other Assets In Excess of Liabilities—0.4%			1,343,720

Total Net Assets—100%			$303,782,300

Securities of aggregate value of $143,728,358 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.

The Oakmark International Fund

Global Diversification—June 30, 2010 (Unaudited)

			% of
			Equity Investments
Europe 70.0%
		Switzerland	19.4%
		United Kingdom	17.3%
	*	France	13.7%
	*	Germany	7.9%
	*	Netherlands	3.8%
	*	Spain	2.8%
	*	Ireland	2.6%
		Sweden	2.5%
Asia 21.8%
		Japan	19.2%
		South Korea	2.6%
Latin America 3.4%
		Mexico	3.4%
Australasia 3.1%
		Australia	3.1%
North America 1.4%
		Canada	1.4%
Middle East 0.3%
		Israel	0.3%

* Euro currency countries comprise 30.8% of equity investments.

OAKMARK INTERNATIONAL FUND

Schedule of Investments—June 30, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—95.3%

Advertising—2.5%
Publicis Groupe SA (France) (d)	Advertising & Media Services	2,974,000	$118,632,085

Aerospace & Defense—0.8%
BAE Systems PLC (United Kingdom)	Develops, Delivers & Supports Advanced Aerospace & Defense Systems	8,287,100	38,569,977

Apparel, Accessories & Luxury Goods—4.4%
Cie Financiere Richemont SA (Switzerland)	Manufacturer & Retailer of Luxury Goods	3,536,600	123,470,750
Swatch Group AG, Bearer Shares (Switzerland)	Watch Manufacturer	230,600	65,034,948
LVMH Moet Hennessy Louis Vuitton SA (France)	Diversified Luxury Goods Conglomerate	168,000	18,285,599
			206,791,297
Application Software—2.5%
SAP AG (Germany)	Develops Business Software	2,627,200	116,824,265

Asset Management & Custody Banks—1.6%
Schroders PLC (United Kingdom)	International Asset Management	3,799,800	68,388,412
Schroders PLC, Non-Voting (United Kingdom)	International Asset Management	579,800	8,622,117
			77,010,529
Automobile Manufacturers—6.6%
Toyota Motor Corp. (Japan)	Automobile Manufacturer	3,908,800	134,301,063
Honda Motor Co., Ltd. (Japan)	Automobile & Motorcycle Manufacturer	2,362,000	69,378,657
Daimler AG Registered (Germany) (a)	Automobile Manufacturer	1,277,600	64,627,981
Bayerische Motoren Werke (BMW) AG (Germany)	Luxury Automobile Manufacturer	834,700	40,546,835
			308,854,536
Brewers—2.7%
Heineken Holdings NV (Netherlands)	Produces Beers, Spirits, Wines & Soft Drinks	1,872,600	68,410,159
Foster’s Group, Ltd. (Australia)	Manufactures & Markets Alcoholic & Non-Alcoholic Beverages	12,425,400	58,853,297
			127,263,456
Broadcasting—4.1%
Societe Television Francaise 1 (France)	Broadcasting & Cable TV	8,235,700	107,302,179
Grupo Televisa SA (Mexico) (b)	Television Production & Broadcasting	4,755,500	82,793,255
			190,095,434

Name	Description	Shares Held	Value
Common Stocks—95.3% (cont.)

Building Products—2.7%
Assa Abloy AB, Series B (Sweden)	Develops, Designs & Manufactures Security Locks	5,539,900	$110,731,070
Geberit AG, Registered Shares (Switzerland)	Building Products	89,600	13,941,338
			124,672,408
Cable & Satellite—1.9%
British Sky Broadcasting Group PLC (United Kingdom)	Television Production & Broadcasting	8,682,700	90,662,909

Distillers & Vintners—2.8%
Diageo PLC (United Kingdom)	Beverages, Wines & Spirits Manufacturer	8,403,100	131,995,183

Diversified Banks—7.8%
BNP Paribas (France)	Commercial Bank	2,399,700	129,105,619
Banco Santander SA (Spain)	Retail, Commercial & Private Banking & Asset Management Services	12,087,400	126,750,629
Sumitomo Mitsui Financial Group, Inc. (Japan)	Commercial Bank	2,644,900	74,856,855
Bank of Ireland (Ireland) (a)	Commercial Bank	41,969,137	33,813,772
			364,526,875
Diversified Capital Markets—5.9%
Credit Suisse Group (Switzerland)	Wealth Management & Investment Banking	4,104,000	154,299,053
UBS AG (Switzerland) (a)	Wealth Management & Investment Banking	9,314,300	123,394,042
			277,693,095
Diversified Chemicals—1.2%
Akzo Nobel NV (Netherlands)	Produces & Markets Chemicals, Coatings & Paints	1,107,500	57,562,246

Diversified Support Services—1.7%
Brambles, Ltd. (Australia)	Provides Pallet & Plastic Container Pooling Services	17,361,400	79,065,079

Electronic Components—1.0%
OMRON Corp. (Japan)	Component, Equipment & System Manufacturer	2,223,000	48,460,076

Electronic Equipment & Instruments—0.2%
Orbotech, Ltd. (Israel) (a)	Optical Inspection Systems	1,056,300	11,429,166

Health Care Equipment—1.0%
Olympus Corp. (Japan)	Optoelectronics Products Manufacturer	1,892,700	44,836,070

Human Resource & Employment Services—2.6%
Adecco SA (Switzerland)	Temporary Employment Services	2,534,600	120,917,636

Name	Description	Shares Held	Value
Common Stocks—95.3% (cont.)

Industrial Machinery—1.3%
Vallourec SA (France)	Steel Alloy & Tubing Manufacturer	340,161	$58,647,919

Investment Banking & Brokerage—3.3%
Daiwa Securities Group, Inc. (Japan)	Stock Broker	36,531,400	154,233,894

Marine—1.2%
Kuehne + Nagel International AG (Switzerland)	Sea, Land & Rail Freight Transportation Businesses	568,200	58,489,811

Multi-line Insurance—2.9%
Allianz SE Registered (Germany)	Insurance, Banking & Financial Services	1,352,500	133,861,440

Office Electronics—1.8%
Canon, Inc. (Japan)	Computers & Information	2,295,800	85,563,197

Packaged Foods & Meats—4.0%
Danone (France)	Food Products	2,266,400	121,502,046
Nestle SA (Switzerland)	Food & Beverage Manufacturer	1,329,500	64,106,938
			185,608,984
Pharmaceuticals—3.9%
Novartis AG (Switzerland)	Pharmaceuticals	1,960,500	95,011,912
GlaxoSmithKline PLC (United Kingdom)	Pharmaceuticals	5,140,600	87,291,797
			182,303,709
Publishing—3.9%
Reed Elsevier PLC (United Kingdom)	Publisher & Information Provider	15,714,700	116,521,258
Thomson Reuters Corp. (Canada)	Electronic Information & Solutions Company	1,802,900	64,525,377
			181,046,635
Research & Consulting Services—2.7%
Experian Group, Ltd. (Ireland)	Credit & Marketing Services	9,440,776	82,099,935
Meitec Corp. (Japan) (c)	Software Engineering Services	2,475,100	44,600,220
			126,700,155
Restaurants—1.2%
Sodexo (France)	Food & Facilities Management Services	1,049,700	58,255,052

Security & Alarm Services—2.4%
G4S PLC (United Kingdom)	Security Services	28,183,000	111,738,498

Semiconductors—4.5%
ROHM Co., Ltd. (Japan)	Integrated Circuits & Semiconductor Devices Manufacturer	2,239,700	134,492,036

Name	Description	Shares Held/ Par Value	Value
Common Stocks—95.3% (cont.)

Semiconductors—4.5% (cont.)
Samsung Electronics Co., Ltd. (South Korea)	Consumer & Industrial Electronic Equipment Manufacturer	118,700	$74,450,285
			208,942,321
Soft Drinks—1.5%
Fomento Economico Mexicano S.A.B. de C.V. (Mexico) (b)	Beverage Company	1,657,500	71,521,125

Specialty Chemicals—1.0%
Givaudan SA (Switzerland)	Manufactures & Markets Fragrances	57,300	48,666,757

Specialty Stores—1.9%
Signet Jewelers, Ltd. (United Kingdom) (a) (c)	Jewelry Retailer	3,284,300	90,318,250

Steel—0.9%
ArcelorMittal (Netherlands)	Manufactures Steel	1,618,300	43,405,684

Tobacco—2.3%
Japan Tobacco, Inc. (Japan)	Manufactures & Sells Tobacco, Food, & Pharmaceutical Products	21,200	65,955,199
KT&G Corp. (South Korea)	Produces & Sells Tobacco Products	864,900	42,519,233
			108,474,432
Trading Companies & Distributors—0.6%
Wolseley PLC (United Kingdom) (a)	Distributors of Bathroom Materials & Heating & Plumbing Supplies	1,402,300	27,835,485

Total Common Stocks (Cost: $4,464,198,215)			$4,471,475,670

Short Term Investment—2.9%

Repurchase Agreement—2.9%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 6/30/2010 due 7/1/2010, repurchase price $138,280,199, collateralized by a Federal National Mortgage Association Bond, with a rate of 2.000%, with a maturity of 12/16/2013, and with a market value plus accrued interest of $141,046,088 (Cost: $138,280,199)		$138,280,199	138,280,199

Total Short Term Investment (Cost: $138,280,199)			$138,280,199

Total Investments (Cost: $4,602,478,414)—98.2%			4,609,755,869

Foreign Currencies (Cost: $2,877,866)—0.1%			2,882,589
Other Assets In Excess of Liabilities—1.7%			80,792,182

Total Net Assets—100%			$4,693,430,640

Securities of aggregate value of $4,081,509,839 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.
(b)	Represents a Sponsored American Depositary Receipt.

(c)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(d)	A portion of security out on loan.

The Oakmark International Small Cap Fund

Global Diversification—June 30, 2010 (Unaudited)

			% of
			Equity Investments
Europe 64.9%
		Switzerland	15.9%
		United Kingdom	14.5%
	*	Germany	9.4%
	*	France	8.9%
	*	Italy	6.4%
	*	Greece	5.0%
	*	Netherlands	2.3%
		Norway	2.0%
		Sweden	0.5%
Asia 24.4%
		Japan	21.0%
		Malaysia	1.3%
		Philippines	1.2%
		South Korea	0.9%
Australasia 8.4%
		Australia	6.8%
		New Zealand	1.6%
Middle East 2.0%
		Israel	2.0%
Latin America 0.3%
		Mexico	0.3%

* Euro currency countries comprise 32.0% of equity investments.

OAKMARK INTERNATIONAL SMALL CAP FUND

Schedule of Investments—June 30, 2010 (Unaudited)

Name	Description	Shares Held	Value
Common Stocks—94.1%

Advertising—3.1%
Asatsu-DK, Inc. (Japan)	Advertising Services Provider	644,000	$16,396,782
Aegis Group PLC (United Kingdom)	Media Services Provider	8,770,400	13,901,661
			30,298,443
Air Freight & Logistics—3.0%
Freightways, Ltd. (New Zealand) (b)	Express Package Services	7,915,800	15,095,432
Panalpina Welttransport Holding AG (Switzerland) (a)	Freight Shipping & Supply Chain Management Services	187,400	14,762,470
			29,857,902
Airport Services—2.6%
BBA Aviation PLC (United Kingdom)	Flight Support & Aftermarket Services & Systems Provider	9,246,100	25,168,715

Apparel, Accessories & Luxury Goods—1.9%
Bulgari SpA (Italy)	Jewelry Manufacturer & Retailer	2,575,000	18,403,582

Application Software—1.4%
NSD Co., Ltd. (Japan)	Develops Computer Software	1,188,000	13,474,166

Asset Management & Custody Banks—7.6%
Julius Baer Group, Ltd. (Switzerland)	Asset Management	1,212,000	34,557,252
MLP AG (Germany)	Asset Management	3,293,900	29,291,926
GAM Holding, Ltd. (Switzerland) (a)	Asset Management	983,000	10,622,811
			74,471,989
Auto Parts & Equipment—2.8%
Nifco, Inc (Japan)	Manufactures Synthetic Resinous Fasteners & Plastic Components For Automobiles & Home Electronic Appliances	765,300	15,780,545
Toyota Industries Corp. (Japan)	Assembles Motor Vehicles & Manufactures Automotive Parts	457,400	11,607,015
			27,387,560
Broadcasting—2.2%
Media Prima Berhad (Malaysia)	Film Producer & Sports Promoter	17,586,400	11,419,476
M6 Metropole Television (France)	Television Entertainment Channel Owner & Operator	293,600	5,936,878
Ten Network Holdings, Ltd. (Australia) (a)	Operates Commercial Television Stations	2,731,725	3,654,305
Media Prima Berhad, Warrants (Malaysia) (a)	Film Producer & Sports Promoter	1,058,457	192,892
			21,203,551

Name	Description	Shares Held	Value
Common Stocks—94.1% (cont.)

Building Products—2.1%
Kaba Holding AG (Switzerland)	Provides Mechanical & Electronic Security Systems	78,900	$21,091,664

Computer Hardware—1.2%
Wincor Nixdorf AG (Germany)	Banking Machines & Cash Registers Manufacturer	218,400	12,208,096

Construction & Engineering—0.0%
Wavin NV (Netherlands) (a)	Manufacturers Plastic Pipe Systems	24,700	284,398

Construction & Farm Machinery & Heavy Trucks—1.9%
Bucher Industries AG (Switzerland)	Manufactures Food Processing Machinery, Vehicles, & Hydraulic Components	174,500	18,564,636

Construction Materials—3.2%
Titan Cement Co. SA (Greece)	Cement & Building Materials Producer & Distributor	1,650,000	31,028,927

Diversified Support Services—1.0%
gategroup Holding AG (Switzerland) (a)	Airlines Service Provider	301,214	9,478,459

Drug Retail—4.1%
Sugi Holdings Co., Ltd. (Japan)	Drug Store Operator	1,085,000	22,044,846
Matsumotokiyoshi Holdings Co., Ltd. (Japan)	Drug Store Operator	825,100	17,653,746
			39,698,592
Electrical Components & Equipment—3.2%
Nexans SA (France)	Manufactures Cables	360,700	21,017,852
Prysmian SpA (Italy)	Develops, Designs, Produces, Supplies & Installs Cable	746,100	10,708,090
			31,725,942
Electronic Components—1.8%
Hirose Electric Co., Ltd. (Japan)	Develops & Sells Electronic Equipment	191,800	17,565,691

Electronic Equipment & Instruments—1.9%
Orbotech, Ltd. (Israel) (a) (b)	Optical Inspection Systems	1,716,400	18,571,448

Health Care Services—2.6%
Primary Health Care, Ltd. (Australia)	Health Care Service Provider	8,524,500	25,375,255

Health Care Supplies—0.5%
Ansell, Ltd. (Australia)	Manufactures Latex	433,755	4,758,899

Home Entertainment Software—3.3%
Square Enix Holdings Co., Ltd. (Japan)	Develops & Sells Entertainment Software for Video Game Consoles	1,732,000	31,903,156

Name	Description	Shares Held	Value
Common Stocks—94.1% (cont.)

Home Furnishing Retail—2.1%
Fourlis Holdings SA (Greece)	Wholesales Electric & Electronic Appliances	1,707,408	$15,036,923
Beter Bed Holding NV (Netherlands)	Bedroom Furniture Retailer	243,970	5,190,995
			20,227,918
Home Improvement Retail—1.9%
Carpetright PLC (United Kingdom)	Carpet Retailer	1,982,596	18,899,542

Human Resource & Employment Services—3.2%
Pasona Group, Inc. (Japan) (b)	Placement Service Provider	23,842	15,397,647
Robert Walters PLC (United Kingdom)	International Recruitment Company	2,806,338	7,956,125
Michael Page International PLC (United Kingdom)	Recruitment Consultancy Services	798,800	4,422,265
Brunel International NV (Netherlands)	Recruitment, Temporary Employment, Secondment & Contracting Services	113,252	3,215,286
			30,991,323
Industrial Conglomerates—2.3%
Rheinmetall AG (Germany)	Automotive Pump Manufacturer	313,200	17,889,074
Tomkins PLC (United Kingdom)	International Manufacturing	1,340,000	4,500,633
			22,389,707
Industrial Machinery—8.6%
Interpump Group SpA (Italy) (a) (b)	Pump & Piston Manufacturer	5,909,300	29,321,838
Duerr AG (Germany) (a)	Automotive Industry Machinery Manufacturer	691,800	14,515,270
Bobst Group AG (Switzerland) (a)	Manufactures Printing Presses & Packaging Producing Machinery	400,500	13,748,203
GEA Group AG (Germany)	Engineering Services Provider	623,900	12,417,431
Burckhardt Compression Holding AG (Switzerland)	Manufactures Reciprocating Compressors	64,879	11,427,384
Melrose PLC (United Kingdom)	Engineering, Design, Development & Manufacturer of Diversified Specialist Components	708,400	2,209,054
Interpump Group SpA, Warrants (Italy) (a) (b)	Pump & Piston Manufacturer	1,042,080	458,751
			84,097,931
Investment Banking & Brokerage—1.4%
Ichiyoshi Securities Co., Ltd. (Japan)	Stock Broker	2,057,800	13,696,714
D. Carnegie & Co. AB (Sweden) (a)	Diversified Financials Services	2,314,000	0
			13,696,714

Name	Description	Shares Held	Value
Common Stocks—94.1% (cont.)

IT Consulting & Other Services—3.4%
Atea ASA (Norway)	Management & IT Consulting Services	3,222,300	$18,688,208
Alten, Ltd. (France)	Consulting & Engineering Services	588,910	14,303,103
			32,991,311
Office Electronics—2.4%
Neopost SA (France)	Mailroom Equipment Supplier	321,000	23,244,603
Boewe Systec AG (Germany) (a)	Automated Paper Management Systems Producer	192,413	89,411
			23,334,014
Packaged Foods & Meats—4.9%
Goodman Fielder, Ltd. (Australia)	Produces Food Products	25,185,600	28,393,178
Alaska Milk Corp. (Philippines) (b)	Milk Producer	51,663,600	11,006,515
Binggrae Co., Ltd. (South Korea)	Dairy Products Manufacturer	200,000	8,247,035
			47,646,728
Photographic Products—2.0%
Vitec Group PLC (United Kingdom) (b)	Photo Equipment & Supplies	3,035,979	19,309,463

Publishing—0.1%
Tamedia AG (Switzerland)	TV Broadcasting & Publishing	16,906	1,283,192

Real Estate Services—2.2%
LSL Property Services PLC (United Kingdom) (b)	Residential Property Service Provider	5,915,723	21,566,391

Research & Consulting Services—1.5%
Bureau Veritas SA (France)	Provides Consulting Services	182,000	9,857,288
Cision AB (Sweden) (a)	Business & Communication Intelligence	6,278,200	4,615,135
			14,472,423
Soft Drinks—0.3%
Coca-Cola Femsa S.A.B de C.V. (Mexico) (c)	Bottles & Distributes Branded Beverages	49,300	3,085,687

Specialty Chemicals—2.9%
Taiyo Ink Manufacturing Co., Ltd. (Japan)	Manufactures & Sells Resist Inks	685,300	17,927,985
Sika AG (Switzerland)	Manufactures Construction Materials	5,900	10,458,639
			28,386,624
Specialty Stores—1.0%
JJB Sports PLC (United Kingdom) (a) (b)	Sportswear & Sports Equipment Retailer	50,389,541	9,787,315

Systems Software—1.2%
Exact Holding NV (Netherlands)	Develops & Markets Business Software	530,600	12,049,403

Name	Description	Shares Held/ Par Value	Value
Common Stocks—94.1% (cont.)

Trading Companies & Distributors—1.3%
Rexel SA (France) (a)	Distributes Electrical & Ventilation Equipment	504,100	$7,033,991
Travis Perkins PLC (United Kingdom) (a)	Distributes Construction & Building Trade Industires, Timber , Plumbing & Heating Materials	438,700	4,772,244
Bunzl PLC (United Kingdom)	Outsourcing Solutions & Service Oriented Distribution	96,200	963,326
			12,769,561

Total Common Stocks (Cost: $1,039,683,870)			$919,506,318

Short Term Investment—4.5%

Repurchase Agreement—4.5%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 6/30/2010 due 7/1/2010, repurchase price $44,399,812, collateralized by a Fannie Mae Discount Note, with a rate of 0.000%, with a maturity of 4/26/2011, and with a market value plus accrued interest of $45,290,925 (Cost: $44,399,812)		$44,399,812	44,399,812

Total Short Term Investment (Cost: $44,399,812)			$44,399,812

Total Investments (Cost: $1,084,083,682)—98.6%			963,906,130
Foreign Currencies (Cost: $659,053)—0.1%			659,522
Other Assets In Excess of Liabilities—1.3%			12,791,353

Total Net Assets—100%			$977,357,005

Securities of aggregate value of $844,050,095 were valued at a fair value in accordance with procedures established by the Board of Trustees.

(a)	Non income-producing security.
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Represents a Sponsored American Depositary Receipt.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust, organized on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund other than Select and Global Select is diversified.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States shall be valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or shall be based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time.  Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation or at an evaluated price provided by an independent professional pricing service. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair values, determined by or under the direction of the pricing committee established by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent professional pricing service to value foreign securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.  At June 30, 2010 Equity and Income and Int’l Small Cap held securities for which market quotations were not readily available and which were valued by the pricing committee at a fair value determined in good faith in accordance with procedures established by the Board of Trustees.  At June 30, 2010, Global, Global Select, International and Int’l Small Cap held securities that were valued at a fair value using a systematic fair valuation model due to the performance of the U.S. markets since the close of the foreign markets.

Fair Value Measurement—

The Funds adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 (“Topic 820”), Fair Value Measurements and Disclosures, effective October 1, 2008.

Under Topic 820, various inputs are used in determining the value of each Fund’s investments.  These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

In April 2009 the FASB issued FASB ASC Topic 820-10 (“Topic 820-10”). Topic 820-10 provides additional guidance for estimating fair value in accordance with Topic 820 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Topic 820-10 is effective for fiscal years and interim periods ending after June 15, 2009. The Funds have adopted this topic as of September 30, 2009.

The following is a summary of the inputs used as of June 30, 2010 in valuing each Fund’s assets and liabilities.  Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed income and short term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Forward foreign currency contracts are presented by contract in the notes following this summary:

	Quoted Prices
	in Active	Other
	Markets for	Significant	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(level 2)	(Level 3)
Oakmark
Common Stocks	$3,006,629,243	$0	$0
Short Term Investments	0	192,837,527	0
Total	$3,006,629,243	$192,837,527	$0
Select
Common Stocks	$2,154,721,015	$0	$0
Short Term Investments	0	126,196,705	0
Total	$2,154,721,015	$126,196,705	$0
Equity and Income
Common Stocks - Packaged Food & Meats	$0	$482,190,000	$0
Common Stocks - All Other	9,778,101,758	0	0
Fixed Income	0	5,907,842,720	0
Short Term Investments	0	1,308,330,469	0
Total	$9,778,101,758	$7,698,363,189	$0

Global

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Aerospace & Defense	$21,561,600	$0	$0
Apparel, Accessories & Luxury Goods	0	82,389,297	0
Application Software	0	48,940,616	0
Asset Management & Custody Banks	0	55,451,274	0
Automobile Manufacturers	0	92,022,535	0
Biotechnology	26,496,863	0	0
Broadcasting	47,946,140	46,175,753	0
Building Products	0	35,062,807	0
Distillers & Vintners	0	49,913,472	0
Diversified Banks	0	20,219,449	0
Diversified Capital Markets	0	101,088,273	0
Electronic Components	0	22,769,478	0
Electronic Manufacturing Services	43,460,712	0	0
Health Care Equipment	50,345,540	0	0
Health Care Services	78,605,120	49,697,041	0
Home Entertainment Software	0	65,753,288	0
Human Resource & Employment Services	0	45,779,438	0
Industrial Conglomerates	0	42,420,867	0
Industrial Machinery	82,515,470	0	0
Investment Banking & Brokerage	0	70,160,433	0
Movies & Entertainment	34,449,470	0	0
Office Electronics	0	82,527,570	0
Oil & Gas Exploration & Production	34,054,855	0	0
Packaged Foods & Meats	46,924,800	0	0
Railroads	44,069,340	0	0
Research & Consulting Services	42,718,544	11,964,990	0
Semiconductor Equipment	34,894,060	0	0
Semiconductors	54,763,420	56,422,162	0
Soft Drinks	31,693,718	0	0
Specialty Chemicals	32,748,240	0	0
Systems Software	71,663,524	0	0
Total Common Stocks	778,911,416	978,758,743	0

Short Term Investment	0	67,556,394	0
Forward Foreign Currency Contracts - Assets	8,077,149
Forward Foreign Currency Contracts - Liabilities	(1,646,986)
Total	$785,341,579	$1,046,315,137	$0

Global Select

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Apparel, Accessories & Luxury Goods	$0	$14,314,032	$0
Application Software	0	15,852,562	0
Automobile Manufacturers	0	19,653,144	0
Broadcasting	0	15,126,562	0
Cable & Satellite	14,951,300	0	0
Catalog Retail	12,600,000	0	0
Computer & Electronics Retail	13,374,700	0	0
Computer Hardware	10,588,680	0	0
Consumer Finance	13,702,000	0	0
Distillers & Vintners	0	15,707,915	0
Diversified Capital Markets	0	15,076,004	0
Human Resource & Employment Services	0	16,029,482	0
Integrated Oil & Gas	15,032,991	—	0
Internet Software & Services	11,177,700	—	0
Investment Banking & Brokerage	0	15,815,440	0
Other Diversified Financial Services	11,876,805	—	0
Pharmaceuticals	14,714,600	—	0
Semiconductors	28,360,100	16,153,216	0
Total Common Stocks	146,378,876	143,728,357	0

Short Term Investment	0	12,118,030	0
Forward Foreign Currency Contracts - Assets	1,101,054	0	0
Forward Foreign Currency Contracts - Liabilities	(218,145)	0	0
Total	$147,261,785	$155,846,387	$0

International

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Advertising	$0	$118,632,085	$0
Aerospace & Defense	0	38,569,977	0
Apparel, Accessories & Luxury Goods	0	206,791,297	0
Application Software	0	116,824,265	0
Asset Management & Custody Banks	0	77,010,529	0
Automobile Manufacturers	69,378,657	239,475,879	0
Brewers	0	127,263,456	0
Broadcasting	82,793,255	107,302,179	0
Building Products	0	124,672,408	0
Cable & Satellite	0	90,662,909	0
Distillers & Vintners	0	131,995,183	0
Diversified Banks	0	364,526,875	0
Diversified Capital Markets	0	277,693,095	0
Diversified Chemicals	0	57,562,246	0
Diversified Support Services	0	79,065,079	0
Electronic Components	0	48,460,076	0
Electronic Equipment & Instruments	11,429,166	0	0
Health Care Equipment	0	44,836,070	0
Human Resource & Employment Services	0	120,917,636	0
Industrial Machinery	0	58,647,919	0
Investment Banking & Brokerage	0	154,233,894	0
Marine	0	58,489,811	0
Multi-line Insurance	0	133,861,440	0
Office Electronics	0	85,563,197	0
Packaged Foods & Meats	0	185,608,984	0
Pharmaceuticals	0	182,303,709	0
Publishing	64,525,377	116,521,258	0
Research & Consulting Services	0	126,700,155	0
Restaurants	0	58,255,052	0
Security & Alarm Services	0	111,738,498	0
Semiconductors	0	208,942,321	0
Soft Drinks	71,521,125	0	0
Specialty Chemicals	0	48,666,757	0
Specialty Stores	90,318,250	0	0
Steel	0	43,405,684	0
Tobacco	0	108,474,432	0
Trading Companies & Distributors	0	27,835,485	0
Total Common Stocks	389,965,830	4,081,509,840	0

Short Term Investment	0	138,280,199	0
Forward Foreign Currency Contracts - Assets	39,366,083	0	0
Forward Foreign Currency Contracts - Liabilities	(3,628,624)	0	0
Total	$425,703,289	$4,219,790,039	$0

Int’l Small Cap

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stocks
Advertising	$0	$30,298,443	$0
Air Freight & Logistics	0	29,857,902	0
Airport Services	0	25,168,715	0
Apparel, Accessories & Luxury Goods	0	18,403,582	0
Application Software	0	13,474,166	0
Asset Management & Custody Banks	0	74,471,989	0
Auto Parts & Equipment	0	27,387,560	0
Broadcasting	192,892	21,010,659	0
Building Products	0	21,091,664	0
Computer Hardware	0	12,208,096	0
Construction & Engineering	0	284,398	0
Construction & Farm Machinery & Heavy Trucks	0	18,564,636	0
Construction Materials	0	31,028,927	0
Diversified Support Services	0	9,478,459	0
Drug Retail	0	39,698,592	0
Electrical Components & Equipment	0	31,725,942	0
Electronic Components	0	17,565,691	0
Electronic Equipment & Instruments	18,571,448	0	0
Health Care Services	0	25,375,255	0
Health Care Supplies	0	4,758,899	0
Home Entertainment Software	0	31,903,156	0
Home Furnishing Retail	0	20,227,918	0
Home Improvement Retail	0	18,899,542	0
Human Resource & Employment Services	7,956,125	23,035,198	0
Industrial Conglomerates	0	22,389,707	0
Industrial Machinery	14,206,954	69,890,977	0
Investment Banking & Brokerage	0	13,696,714	0	+
IT Consulting & Other Services	0	32,991,311	0
Office Electronics	89,411	23,244,603	0
Packaged Foods & Meats	0	47,646,728	0
Photographic Products	0	19,309,463	0
Publishing	0	1,283,192	0
Real Estate Services	21,566,391	0	0
Research & Consulting Services	0	14,472,423	0
Soft Drinks	3,085,687	0	0
Specialty Chemicals	0	28,386,624	0
Specialty Stores	9,787,315	0	0
Systems Software	0	12,049,403	0
Trading Companies & Distributors	0	12,769,561	0
Total Common Stocks	75,456,223	844,050,095	0

Short Term Investment	0	44,399,812	0
Forward Foreign Currency Contracts - Assets	7,742,863	0	0
Forward Foreign Currency Contracts - Liabilities	(1,051,787)	0	0
Total	$82,147,299	$888,449,907	$0

+ On September 30, 2009, Int’l Small Cap held a security classified as Level 3 within the Investment Banking and Brokerage category with a market value of zero.  The market value of this holding remained at zero at June 30, 2010.

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

The Funds have adopted FASB ASC Topic 815-10 (“Topic 815-10”). Topic 815-10, Disclosures about Derivative Instruments and Hedging Activities, was issued in March 2008 and is effective for fiscal years and interim periods beginning after November 15, 2008. At June 30, 2010 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments under Topic 815-10, as follows:

Oakmark Global Fund

	Contract Amount	Settlement Date	Valuation at 06/30/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	22,600,000	09/15/10	$27,647,251	$5,371,350
Japanese Yen	2,515,000,000	09/07/10	28,478,183	(1,197,566)
Japanese Yen	470,000,000	11/16/10	5,329,926	(111,038)
Japanese Yen	200,000,000	11/29/10	2,268,707	19,177
Japanese Yen	3,330,000,000	03/01/11	37,851,160	(312,269)
Japanese Yen	940,000,000	07/01/11	10,717,529	(26,113)
Swiss Franc	17,000,000	09/24/10	15,798,669	879,443
Swiss Franc	26,300,000	10/25/10	24,461,299	1,807,179
			$152,552,724	$6,430,163

During the period ended June 30, 2010 the proceeds from sales and cost of purchases of forward foreign currency contracts for Global were $117,521,191 and $145,607,547, respectively.

Oakmark Global Select Fund

	Contract Amount	Settlement Date	Valuation at 06/30/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	2,660,000	09/15/10	$3,254,057	$632,203
Japanese Yen	192,000,000	09/07/10	2,174,080	(91,425)
Japanese Yen	270,000,000	12/24/10	3,064,453	(68,115)
Japanese Yen	590,000,000	03/01/11	6,706,362	(55,327)
Japanese Yen	118,000,000	07/01/11	1,345,392	(3,278)
Swiss Franc	3,750,000	09/24/10	3,485,000	193,995
Swiss Franc	4,000,000	10/25/10	3,720,350	274,856
			$23,749,694	$882,909

During the period ended June 30, 2010 the proceeds from sales and cost of purchases of forward foreign currency contracts for Global Select were $18,359,918 and $17,872,105, respectively.

Oakmark International Fund

	Contract Amount	Settlement Date	Valuation at 06/30/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	81,600,000	09/15/10	$99,823,701	$19,393,899
Euro	38,600,000	10/25/10	47,232,082	10,651,706
Japanese Yen	4,600,000,000	09/07/10	52,087,332	(2,190,380)
Japanese Yen	1,850,000,000	11/16/10	20,979,495	(437,064)
Japanese Yen	9,610,000,000	03/01/11	109,234,130	(901,172)
Japanese Yen	3,600,000,000	07/01/11	41,045,857	(100,008)
Swiss Franc	67,000,000	09/24/10	62,265,343	3,466,041
Swiss Franc	85,200,000	10/25/10	79,243,446	5,854,437
			$511,911,386	$35,737,459

During the period ended June 30, 2010 the proceeds from sales and cost of purchases of forward foreign currency contracts for International were $364,280,310 and $341,591,032, respectively.

Oakmark Int’l Small Cap Fund

	Contract Amount	Settlement Date	Valuation at 06/30/10	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Euro	12,500,000	09/15/10	$15,291,621	$2,970,879
Euro	13,800,000	10/25/10	16,886,081	3,808,123
Japanese Yen	822,000,000	09/07/10	9,307,780	(391,411)
Japanese Yen	510,000,000	11/16/10	5,783,536	(120,488)
Japanese Yen	80,000,000	11/29/10	907,483	7,671
Japanese Yen	1,712,000,000	03/01/11	19,459,816	(160,542)
Japanese Yen	1,265,000,000	07/01/11	14,423,058	(35,142)
Swiss Franc	8,920,000	09/24/10	8,289,655	461,449
Swiss Franc	7,200,000	10/25/10	6,696,629	494,741
Swiss Franc	5,700,000	06/06/11	5,332,827	(344,204)
			$102,378,486	$6,691,076

During the period ended June 30, 2010 the proceeds from sales and cost of purchases of forward foreign currency contracts for Int’l Small Cap were $84,384,542 and $47,448,294, respectively.

Short sales —

Each Fund may sell “short” a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale. At June 30, 2010, none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (“the Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasuries maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund would have the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of access to income during that period.

At June 30, 2010,  International had securities on loan with a value of $84,566,247 and held as collateral for the loans U.S. Treasury securities with a value of $89,708,832.

Restricted securities —

The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated in the Security valuation section) since their acquisition dates. These securities are priced using market quotations or at amortized cost and there are no unrestricted securities with the same maturity dates and yields for the issuer.

At June 30, 2010, Equity and Income held the following restricted securities:

Quantity	Security Name	Acquisition Date	Carrying Value	Cost	Value	Percentage of Net Assets
3,000,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	6/27/2003	104.6096	100.68	3,138,288	0.02%
3,740,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/20/2003	104.6096	96.41	3,912,399	0.02%
300,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	8/21/2003	104.6096	96.79	313,829	0.00%
11,700,000	Sealed Air Corporation, 144A, 5.625% due 7/15/2013	4/6/2004	104.6096	103.31	12,239,323	0.07%
30,000,000	Medtronic, Inc., 144A, 0.19% due 7/13/2010	6/22/2010	99.9937	99.9889	29,998,100	0.17%
50,000,000	Microsoft Corp., 144A, 0.16% due 7/15/2010	1/12/2010	99.9917	99.9182	49,995,835	0.28%
10,000,000	Microsoft Corp., 144A, 0.16% due 7/15/2010	1/12/2010	99.9917	99.9182	9,999,167	0.06%
25,000,000	Microsoft Corp., 144A, 0.18% due 8/17/2010	1/13/2010	99.9688	99.8920	24,992,200	0.14%
25,000,000	Procter & Gamble International Funding, 144A, 0.24% due 7/8/2010	5/26/2010	99.9953	99.9713	24,998,833	0.14%
30,000,000	Procter & Gamble International Funding, 144A, 0.17% due 7/21/2010	6/24/2010	99.9906	99.9873	29,997,167	0.17%
25,000,000	Wal-Mart Stores, Inc., 144A, 0.16% due 7/1/2010	6/22/2010	99.9996	99.9960	24,999,889	0.14%
10,000,000	WellPoint, Inc., 144A, 0.31% due 7/14/2010	6/14/2010	99.9879	99.9742	9,998,794	0.06%
15,000,000	WellPoint, Inc., 144A, 0.31% due 7/16/2010	6/16/2010	99.9862	99.9742	14,997,933	0.09%
10,000,000	WellPoint, Inc., 144A, 0.31% due 7/27/2010	6/24/2010	99.9724	99.9716	9,997,244	0.06%
					249,579,001	1.42%

2. INVESTMENTS IN AFFILIATED ISSUERS

An issuer in which a Fund’s ownership represents 5% or more of the outstanding voting securities of the issuer is an affiliated issuer as defined under the Investment Company Act of 1940.  A schedule of each Fund’s investments in securities of affiliated issuers for the quarter ended June 30, 2010 is set forth below:

Schedule of Transactions with Affiliated Issuers

Oakmark Equity and Income Fund

		Purchases	Sales	Dividend	Value September	Value
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	30, 2009	June 30, 2010

Kirby Corp.+	2,809,900	$8,318,039	$0	$0	$94,255,518	$107,478,675
Walter Energy, Inc.	3,000,000	0	0	975,000	180,180,000	182,550,000
Walter Investment Management Corp.*	1,035,000	0	1,013,756	1,611,195	17,520,994	16,922,250
TOTALS		$8,318,039	$1,013,756	$2,586,195	$291,956,512	$306,950,925

Schedule of Transactions with Affiliated Issuers

Oakmark International Fund

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2009	Value June 30, 2010

Meitec Corp.	2,475,100	$0	$0	$0	$42,021,416	$44,600,220
Signet Jewelers, Ltd.+*	3,284,300	2,020,262	44,627,489	0	122,688,216	90,318,250
TOTALS		$2,020,262	$44,627,489	$0	$164,709,632	$134,918,470

Schedule of Transactions with Affiliated Issuers

Oakmark Int’l Small Cap Fund

		Purchases	Sales	Dividend	Value September	Value
Affiliates	Shares Held	(Cost)	(Proceeds)	Income	30, 2009	June 30, 2010

Alaska Milk Corp.	51,663,600	$0	$1,023,511	$271,933	$6,304,517	$11,006,515
Freightways, Ltd.	7,915,800	5,106,980	0	417,979	12,543,105	15,095,432
Interpump Group SpA+	5,909,300	8,919,971	2,289,362	0	26,710,306	29,321,838
Interpump Group SpA, Warrants+	1,042,080	0	0	0	0	458,751
JJB Sports PLC+	50,389,541	14,789,087	2,519,843	0	9,239,736	9,787,315
LSL Property Services PLC	5,915,723	9,338,466	12,910,685	422,197	24,329,944	21,566,391
Media Prima Berhad*	17,586,400	0	15,012,816	879,804	19,865,381	11,419,476
Orbotech, Ltd.+	1,716,400	6,219,803	0	0	10,080,921	18,571,448
Pasona Group, Inc.	23,842	0	0	0	17,583,027	15,397,647
Vitec Group PLC	3,035,979	0	0	509,686	17,709,631	19,309,463
TOTALS		$44,374,307	$33,756,217	$2,501,599	$144,366,568	$151,934,276

+Non-income producing security.

* Due to transactions during the period ended June 30, 2010 the company is no longer an affiliated security.

3. FEDERAL INCOME TAXES

At June 30, 2010 cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows:

	Cost of Investments			Net Unrealized
	for Federal Income	Gross Unrealized	Gross Unrealized	Appreciation
Fund	Tax Purposes	Appreciation	(Depreciation)	(Depreciation)

Oakmark	$2,481,979,253	$743,180,036	$(25,692,519)	$717,487,517
Select	1,964,098,295	495,682,372	(178,862,947)	316,819,425
Equity and Income	16,220,212,435	1,614,601,778	(358,349,266)	1,256,252,512
Global	1,812,383,580	225,691,244	(212,848,271)	12,842,973
Global Select	324,871,910	17,697,360	(40,344,007)	(22,646,647)
International	4,665,928,306	397,224,804	(453,397,241)	(56,172,437)
Int’l Small Cap	1,105,481,838	76,057,665	(217,633,373)	(141,575,708)

4.  SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB ASC Topic 855 Subsequent Events, adopted by the Funds as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ Schedules of Investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Raitt
John R. Raitt
Principal Executive Officer
Date:	August 27, 2010

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Financial Officer
Date:	August 27, 2010